Earning per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share calculation
Equity holders of the Company	¥ 3,982	¥ 1,833	¥ 1,326
Weighted average number of Class A and Class B ordinary shares outstanding	3,272,754,403	3,076,314,670	2,593,157,207
Diluted earnings per share calculation
Equity holders of the Company	¥ 3,982	¥ 1,833	¥ 1,326
Weighted average number of Class A and Class B ordinary shares outstanding	3,272,754,403	3,076,314,670	2,593,157,207
Adjustments for share options and RSU	74,817,935	82,906,218	46,309,205
Number of shares used in computing diluted earnings per share attributable to the Company	3,347,572,338	3,159,220,888	2,639,466,412
Class A And Class B Ordinary Shares
Basic earnings per share calculation
Basic	¥ 1.22	¥ 0.60	¥ 0.51
Diluted earnings per share calculation
Diluted	1.19	0.58	¥ 0.50
American Depositary Shares
Basic earnings per share calculation
Basic	2.43	1.19
Diluted earnings per share calculation
Diluted	¥ 2.38	¥ 1.16